Investments in Financial Instruments - Additional Information (Details) $ / shares in Units, shares in Thousands, $ in Thousands, $ in Millions				1 Months Ended										12 Months Ended
	Dec. 29, 2020 $ / shares shares	Dec. 28, 2020	Mar. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 MXN ($)	Mar. 31, 2020 MXN ($)	Nov. 30, 2019 USD ($)	Nov. 30, 2019 MXN ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 MXN ($)	Jan. 31, 2017	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($) shares	Dec. 31, 2018 MXN ($)
Financial Instruments
Exercise price per warrant | $ / shares	$ 0.01
Exercised warrants shares | shares	4,590,953														4,590,953
Proportion of warrants exercisable for common stock	35.90%													35.90%	35.90%
Notional Amount					$ 123,877,278									$ 123,877,278
Decline in estimated fair value of the Group's investment accounted for in other comprehensive income or loss, net of tax														15,259,764	$ (180,114)	$ 943,389
Impairment loss on Group's investment in shares of UHI														5,455,356
Fair value amount of Open ended fund				$ 153.7	$ 3,155,643	$ 153.7	$ 3,155,643		$ 121.6	$ 2,301,682	$ 121.6	$ 2,301,682
Equity stake percentage													49.00%
Increase in equity stake percentage													40.00%
Authorized aggregate foreign ownership of associate													49.00%
UHI
Financial Instruments
Impairment loss on Group's investment in shares of UHI			$ 5,455,356											$ 5,455,356
Ownership interest in associate		10.00%												35.90%	10.00%
Warrants issued by UHI
Financial Instruments
Decline in estimated fair value of the Group's investment accounted for in other comprehensive income or loss, net of tax								$ 21,937,152
Tax amount on decline in estimated fair value of the Group's investment accounted for in other comprehensive income or loss														$ 6,581,146